Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Segment Operating Results

The following table provides a summary of the Company’s segment operating results for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
			AA	AURE	GROUP
Segment revenue
Revenue	11,272,995	47,454,993	79,678,739	—	79,678,739
Less:
Segment expense
Funding cost	6,302,251	24,617,365	40,587,080	—	40,587,080
Technology and development	3,140,134	4,921,861	6,320,852	—	6,320,852
Sales and marketing	2,650,206	4,258,497	7,822,298	173,477	7,995,775
General and administrative	6,295,924	9,093,066	17,836,615	1,024,658	18,861,273
Unrealized gain on XAUt and XAUt collateral receivables due from related party	—	—	—	(10,399,549)	(10,399,549)
Other costs (i)	506,827	1,383,123	1,297,753	—	1,297,753
Segment net (loss)/income	(7,622,347)	3,181,081	5,814,141	9,201,414	15,015,555
Reconciliation of profit or loss
Adjustments and reconciling items
Other segment items
Other (expense)/income, net	(280,335)	1,780,127	6,313,329	(587,456)	5,725,873
Fair value gain/(loss) on crypto assets held, net	(7,998)	(745,128)	(23,673)	22	(23,651)
Fair value changes on crypto assets receivables/payables, net	7,167	744,361	5,957,403	95,562	6,052,965
Income tax (benefit)/expense	(1,318,073)	566,970	2,336,408	—	2,336,408
Net (loss)/income	(6,585,440)	4,393,471	15,724,792	8,709,542	24,434,334

(i)	Primarily consists of crypto asset custodial and wallet service fees (Cobo).

Schedule of Other Segment Items

The following table presents other segment items for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
			AA	AURE	GROUP
Depreciation and amortization*	517,074	830,207	1,000,937	—	1,000,937
Share-based compensation*	—	129,446	4,686,538	80,245	4,766,783